Sales and Marketing Expenses (Details) - Schedule of sales and marketing expenses - Sales and Marketing Expenses [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sales and Marketing Expenses (Details) - Schedule of sales and marketing expenses [Line Items]
Wages, salaries, and benefits	$ 788	$ 477
Advertising and marketing expenses	505	215
Travel	27	47
Share-based payment	1,770	12
Depreciation and amortization	4	6
Other items	125	90
Total	$ 3,219	$ 847